Derivatives and Financial Instruments	12 Months Ended
Jan. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives And Financial Instruments
DERIVATIVES AND FINANCIAL INSTRUMENTS
The Company entered into derivative arrangements to manage a variety of risk exposures during the fiscal years ended January 31, 2012, 2011 and 2010, including interest rate risk associated with Verint’s Prior Facility and foreign currency risk related to forecasted foreign currency denominated payroll costs at the Company’s Verint subsidiary. The Company assessed the counterparty credit risk for each party related to its derivative financial instruments for the periods presented.
Forward Contracts
During the fiscal years ended January 31, 2012, 2011 and 2010, Verint entered into short-term foreign currency forward contracts to mitigate risk of fluctuations in foreign currency exchange rates primarily relating to compensation and related expenses denominated in currencies other than USD, primarily the NIS and Canadian dollar. Verint also periodically utilizes foreign currency forward contracts to manage exposure resulting from forecasted customer collections to be remitted in currencies other than applicable functional currency. Verint’s joint venture, which has a Singapore dollar functional currency, also utilizes foreign exchange forward contracts to manage its exposure to exchange rate fluctuations related to settlement of liabilities denominated in USD. Certain of these foreign currency forward contracts were not designated as hedging instruments under the FASB’s guidance, and therefore, gains and losses from changes in their fair values were reported in “Other income (expense), net” in the consolidated statements of operations. Changes in the fair value of effective forward contracts qualifying for cash flow hedge accounting under the FASB’s guidance are recorded as part of other comprehensive income (loss) in the consolidated statements of equity. Such amounts are reclassified to the consolidated statements of operations when the effects of the item being hedged are recognized in the consolidated statements of operations. The Verint derivatives outstanding as of January 31, 2012 are short-term in nature and generally have maturities of no longer than twelve months although occasionally Verint will execute a contract that extends beyond twelve months depending upon the nature of underlying risk.
Interest Rate Swap Agreement
On May 25, 2007, concurrently with entry into its Prior Facility, Verint executed a pay-fixed/receive-variable interest rate swap agreement with a multinational financial institution to mitigate a portion of the risk associated with variable interest rates on the term loan under the Prior Facility. The original term of the interest rate swap agreement extended through May 2011. On July 30, 2010, Verint terminated the interest rate swap agreement in exchange for a payment of $21.7 million to the counterparty. Verint recorded a $3.1 million loss on the interest rate swap for the fiscal year ended January 31, 2011. The interest rate swap agreement was not designated as a hedging instrument under derivative accounting guidance, and gains and losses from changes in its fair value were therefore reported in “Other (expense) income, net” in the consolidated statements of operations.
The following tables as of January 31, 2012 and 2011 summarize the Company’s derivative positions and their respective fair value:

	January 31, 2012
Type of Derivative	Notional Amount	Balance Sheet Classification	Fair Value
	(In thousands)
Assets
Derivatives designated as hedging instruments
Short-term foreign currency forward	62,719	Prepaid expenses and other current assets	$978
Total assets			$978
Liabilities
Derivatives not designated as hedging instruments
Short-term foreign currency forward	14,510	Other current liabilities	$303
Derivatives designated as hedging instruments
Short-term foreign currency forward	16,907	Other current liabilities	227
Total liabilities			$530

	January 31, 2011
Type of Derivative	Notional Amount	Balance Sheet Classification	Fair Value
		(In thousands)
Assets
Derivatives designated as hedging instruments
Short-term foreign currency forward	$4,895	Prepaid expenses and other current assets	$88
Total assets			$88
Liabilities
Derivatives not designated as hedging instruments
Short-term foreign currency forward	24,904	Other current liabilities	$1,490
Derivatives designated as hedging instruments
Short-term foreign currency forward	21,250	Other current liabilities	396
Total liabilities			$1,886

The following tables summarize the Company’s classification of gains and losses on derivative instruments for the fiscal years ended January 31, 2012, 2011, and 2010:

	Fiscal Year Ended January 31, 2012
	Gain (Loss)
Type of Derivative	Recognized in Other Comprehensive Income (Loss)	Reclassified from Accumulated Other Comprehensive Income (Loss) into Statement of Operations (1)	Recognized in Other Income (Expense), Net
	(In thousands)
Derivatives not designated as hedging instruments
Foreign currency forward	$—	$—	$(896)
Derivatives designated as hedging instruments
Foreign currency forward	160	(373)	—
Total	$160	$(373)	$(896)

	Fiscal Year Ended January 31, 2011
	Gain (Loss)
Type of Derivative	Recognized in Other Comprehensive Income (Loss)	Reclassified from Accumulated Other Comprehensive Income (Loss) into Statement of Operations (1)	Recognized in Other Income (Expense), Net
	(In thousands)
Derivatives not designated as hedging instruments
Foreign currency forward	$—	$—	$(2,761)
Interest rate swap	—	—	(3,102)
Derivatives designated as hedging instruments
Foreign currency forward	714	925	—
Total	$714	$925	$(5,863)

	Fiscal Year Ended January 31, 2010
	Gain (Loss)
Type of Derivative	Recognized in Other Comprehensive Income (Loss)	Reclassified from Accumulated Other Comprehensive Income (Loss) into Statement of Operations (1)	Recognized in Other Income (Expense), Net
	(In thousands)
Derivatives not designated as hedging instruments
Foreign currency forward	$—	$—	$(1,118)
Interest rate swap	—	—	(13,591)
Derivatives designated as hedging instruments
Foreign currency forward	3,045	3,042	—
Total	$3,045	$3,042	$(14,709)

(1)	Amounts reclassified from accumulated other comprehensive income (loss) into the statement of operations are classified as operating expenses.
The components of other comprehensive income (loss), including discontinued operations, related to cash flow hedges are as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands)
Accumulated OCI related to cash flow hedges, beginning of year	$748	$785	$(3,028)
Unrealized gains on cash flow hedges	2,444	2,412	9,470
Reclassification adjustment for gains included in net loss	(2,016)	(2,677)	(5,655)
Changes in accumulated OCI on cash flow hedges, before tax	428	(265)	3,815
Other comprehensive (income) loss attributable to noncontrolling interest	(514)	169	(2)
Deferred income tax (provision) benefit	(148)	59	—
Changes in accumulated OCI on cash flow hedges, net of tax	(234)	(37)	3,813
Accumulated OCI related to cash flow hedges, end of year	$514	$748	$785